Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Operating expenses:
General and administrative	$ 738,608	$ 7,344	$ 794,984	$ 16,950	$ 27,617	$ 6,382
Professional fees	109,180	22,306	126,680	53,902	63,534	87,422
Director compensation	441,000	0	469,000	0
Officer compensation	45,000	0	123,000	0
Total operating expenses	1,333,788	29,650	1,513,664	70,852	91,151	93,804
Loss from operations	(1,333,788)	(29,650)	(1,513,664)	(70,852)	(91,151)	(93,804)
Other expense:
Interest expense	(1,745)	(789)	(3,800)	(1,933)	(2,731)	(132)
Loss on conversion of accrued salary	(118,000)	0	(118,000)	0	(48,000)	0
Total other expense	(119,745)	(789)	(121,800)	(1,933)	(50,731)	(132)
Loss before provision for income taxes	(1,453,533)	(30,439)	(1,635,464)	(72,785)	(141,882)	(93,936)
Provision for income taxes	0	0	0	0	0	0
Net loss	$ (1,453,533)	$ (30,439)	$ (1,635,464)	$ (72,785)	$ (141,882)	$ (93,936)
Net loss per common share - basic and diluted	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average common shares outstanding - basic and diluted	96,781,173	35,400,000	92,426,933	35,400,000	37,817,123	35,400,000